Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net income / (loss)	$ (463)	$ 4	$ 2,795
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	859	1,099	1,046
Amortization	275	277	271
Loss / (gain) on disposal of property, plant and equipment	(5)	12
Gain on disposal of intangible assets			(79)
Write-down of inventories	73	569	156
Write off of property, plant and equipment		2	2
Gain from deregistration of subsidiaries			(22)
Change in cash surrender value of life insurance contract	(4)	(5)	(4)
Change in fair value of financial instruments	(4)	7	61
Dividend income from financial instruments at fair value	(1)	(4)	(1)
Gain from sale of financial instruments at fair value	(16)	(58)	(3)
Interest expense	116	62	0
Changes in assets and liabilities:
Trade receivables	166	498	(300)
Other receivables, deposits and prepayments	(586)	965	(163)
Inventories	18	(563)	649
Accounts payable	(407)	(419)	(1,318)
Contract liabilities	17
Accrued charges and deposits	4	122	(136)
Payable to affiliated parties	(23)	19	(25)
Income tax liabilities		(539)	216
Long-term deposit received	(46)	738
Long-term loan	42
Net cash provided by operating activities	15	2,786	3,145
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment	5	4
Acquisition of property, plant and equipment	(578)	(364)	(289)
Proceeds from disposal of intangible assets			120
Acquisition of financial instruments at fair value	(226)	(517)	(163)
Payments made upon expiry of forward contracts			(225)
Proceeds from sale of financial instruments at fair value	223	657	146
Dividends received from financial instruments at fair value	1	4	1
Net cash used in investing activities	(575)	(216)	(410)
Cash flows from financing activities
Capital lease payments	(28)	(44)	(49)
Advance from notes payable	237	467	1,721
Repayment of notes payable	(336)	(502)	(2,820)
Advance from bank loans	641
Repayment of bank loans	(196)	(143)	(363)
Payment to affiliated party	(67)	(135)	(135)
Stock repurchase	(364)	(572)	(368)
Advance from long-term loan		2,465
Net cash (used in) / generated from financing activities	(113)	1,536	(2,014)
Net increase / (decrease) in cash and cash equivalents	(673)	4,106	721
Effect of exchange rate changes on cash and cash equivalents	(551)	900	(523)
Cash and cash equivalents, beginning of year	8,751	3,745	3,547
Cash and cash equivalents, end of year	7,527	8,751	3,745
Cash paid during the year for:
Interest	23	10	37
Income tax		$ 562	$ 360